Shareholder Report, Average Annual Return (Details) 193025_NEOS Enhanced Income 20 Year Treasury Bond ETF_TF_TSR Annual {TF}	7 Months Ended	12 Months Ended	13 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
NEOS Enhanced Income 20+ Year Treasury Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NEOS Enhanced Income 20+ Year Treasury Bond ETF NAV
Average Annual Return, Percent	4.68%	4.52%	(1.29%)
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.74%	7.30%	5.16%
ICE US Treasury 20+ Year Bond Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE US Treasury 20+ Year Bond Total Return Index
Average Annual Return, Percent	4.21%	4.29%	(1.54%)